Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-42422
Entity Registrant Name	VENU HOLDING CORPORATION
Entity Central Index Key	0001770501
Entity Tax Identification Number	82-0890721
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	1755 Telstar Drive
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80920
City Area Code	(719)
Local Phone Number	895-5483
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	VENU
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false